Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at amortized cost [Abstract]
Summary of Financial Assets at Amortized Cost

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Current:
Time deposits	41,066	46,080
Non-current:
Restricted bank deposits	37,411	43,034

a)
Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Interest income	587	1,861	2,433